Comprehensive Income (Loss) (Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	$ (23)	$ (1)
Interest and net investment income	2	2	$ 5
Provision for income taxes	(42)	(60)	(71)
Net Income	$ 125	$ 160	124
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income			2
Unrealized Gains (Losses) on Available-for-Sale Securities | Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest and net investment income			3
Provision for income taxes			(1)
Net Income			$ 2